Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Prepaid charter revenue from time-charter attached	$ 17,974	$ 29,796
Deferred asset from varying charter rates	192	122
Prepaid charter revenue	$ 18,166	$ 29,918